PROPERTY AND EQUIPMENT, NET - Additional Information (Details)			12 Months Ended
	Aug. 04, 2017 USD ($)	Aug. 04, 2017 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2020 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Payments To Acquire Land Use Right	$ 192,648	¥ 1,361,969			¥ 0	¥ 1,361,969
Construction in Progress, Gross			$ 3,800,000		21,524,994		¥ 27,200,000
Depreciation			223,836	¥ 1,582,461	1,096,772	1,092,206
Gain (Loss) on Disposition of Property Plant Equipment			$ 12,611	¥ 89,156	¥ 0	¥ 78,285